U.S. SECURITIES AND EXCHANGE COMMISSION
	"Washington, D.C. 20549"

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24F-2

1.	Name and address of issuer:
	"STRONG EQUITY FUNDS, INC."
	100 Heritage Reserve
	"Menomonee Falls, Wisconsin 53051"

2.	The name of each series or class of securities for which this Form is filed
	(If the Form is being filed for all series and classes of securities of the
	"issuer, check the box but do not list series or classes):    [   ]"
	STRONG SMALL CAP FUND
	STRONG VALUE FUND
	STRONG GROWTH FUND
	STRONG MID CAP FUND
	STRONG GROWTH 20 FUND
	STRONG DOW 30 FUND
	STRONG STRATEGIC GROWTH FUND
	STRONG ENTERPRISE FUND
	STRONG SMALL CAP VALUE FUND

3.	Investment Company Act File Number:
	811-8100
	Securities Act File Number:
	33-70764

4.	(a)  Last day of fiscal year for which this Form is filed:
	12/31/98

	"(b)  Check box if this Form is being filed late (ie., more than 90 calendar
	days after the end of the issuer's fiscal year).  (See Instruction A.2)
	[    ]

	(c)  Check box if this is the last time the issuer will be filing this Form.
	[    ]

5.	Calculation of registration fee:
	(i)  Aggregate sale price of securities sold during the fiscal year
	pursuant to section 24(f):		"$668,601,665.04 "

	(ii)  Aggregate price of securities redeemed or repurchased during the
	fiscal year:		"$830,800,095.23 "

	(iii)  Aggregate price of securities redeemed or repurchased during
	"any prior fiscal year ending no earlier than October 11, 1995 that were" not previously used to reduce registration fees payable to the
	Commission:		$0.00

	(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:
                                      	"$830,800,095.23 "

	(v)  Net sales - if item 5(i) is greater than item 5(iv)
	       [subtract item 5(iv) from item 5(i)]:		$0.00

	(vi)  Redemption credits available for use in future years
	      -- if item 5(i) is less than item 5(iv)  [subtract item
	      5(iv) from item 5(i)]:		"($162,198,430.19)"

	(vii)  Multiplier for determining registration fee (see instruction C.9):
                                        	.000278

	(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
	"         (enter ""0"" if no fee is due):"		$0.00

6.	Prepaid Shares
	If the response to item 5(i) was determined by deducting an amount of
	securities that were registered under the Securities Act of 1933 pursuant
	"to rule 24e-2 as in effect before [effective date of rescisison of rule
 24e-2],	then report the amount of securities (number of shares or other
 units)	deducted here: 0.  If there is a number of shares or other units
	that were registered pursuant to rule 24e-2 remaining unsold at the end
	of the fiscal year for which this form is filed that are available for use by
	"the issuer in future fiscal years, then state that number here:  0."

7.	Interest due - if this Form is being filed more than 90 days after the end
	of the issuer's fiscal year (see Instruction D):		$0.00

8.	Total of the amount of the registration fee due plus any interest due
	[line 5(viii) plus line 7]:		$0.00

9.	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository:
	3/31/99

	Method of delivery:
	[X]  Wire transfer
	[   ]  Mail or other means





	SIGNATURES
	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*
	"/s/ Dana J. Russart, Treasurer"
	"Dana J. Russart, Treasurer"
	Date:  3/31/99
	* Please print the name and title of the signing officer below the signature.